Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary Information for Restricted Stock Awards and Incentive Compensation Awards

The following table summarizes information for restricted stock awards and incentive compensation awards as of December 31, 2016:

	Restricted Stock - Service Based		Restricted Stock - Performance Based		Incentive Compensation
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2016	288,563	$120.92	36,607	$117.76	37,340	$106.45
Awarded	73,550	$128.48	75,421	$124.41	18,570	$124.41
Distributed	(51,849)	$104.82	—	$—	(14,665)	$107.01
Forfeited	(2,947)	$129.59	(711)	$124.41	(696)	$108.28
December 31, 2016	307,317	$125.36	111,317	$122.22	40,549	$114.44

Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2016:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2016	686,012	$95.43
Exercised	(276,240)	$98.67
Terminated	(2,881)	$89.06
Outstanding at December 31, 2016	406,891	$93.27	3.9

Exercisable at December 31, 2016	324,979	$82.63	3.0

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2016, 2015 and 2014, unrecognized compensation cost for nonvested awards at December 31, 2016 and the weighted-average period over which unrecognized compensation cost will be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2016	$1,646	$17,747	$442	$646	$20,481
2015	$2,679	$9,809	$376	$725	13,589
2014	$2,020	$6,189	$257	$527	8,993
Unrecognized compensation cost at December 31, 2016:	$1,045	$19,533	$340	$—	$20,918
Weighted-average period over which unrecognized compensation cost will be recognized:	1.6 years	2.1 years	1.5 years	—

Stock-Based Compensation Expense in Future for Outstanding Awards	The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2016:
(add 000)
2017	$11,492
2018	7,547
2019	1,879
Total	$20,918